Fair value measurement	12 Months Ended
Mar. 31, 2020
Fair value measurement
Fair value measurement

7.  Fair value measurement

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the financial statements.

Fair values

The management assessed that the fair values of trade receivables, cash and cash equivalent, term deposits, trade payables, borrowings and other liabilities approximates their carrying amounts largely due to the short-term maturities of these instruments.

	Carrying value		Fair value
	As at March 31,	As at March 31,	As at March 31,	As at March 31,
	2019	2020	2019	2020
Financial assets
Assets carried at amortized cost
Trade and other receivables	4,921,270	2,368,395	4,921,270	2,368,395
Cash and cash equivalents	2,161,014	1,365,370	2,161,014	1,365,370
Term deposits	1,029,533	755,324	1,029,533	755,324
Other financial assets	265,915	307,700	265,915	307,700
Total	8,377,732	4,796,789	8,377,732	4,796,789

Financial liabilities
Liabilities carried at fair value
Share warrants	383,793	418,266	383,793	418,266
Liability for acquisition of business	1,190,009	800,000	1,190,009	800,000
Total	1,573,802	1,218,266	1,573,802	1,218,266

Liabilities carried at amortized cost
Trade and other payables	5,268,046	2,887,144	5,268,046	2,887,144
Borrowings	1,179,560	986,529	1,179,560	986,529
Other liabilities	542,054	310,051	542,054	310,051
Total	6,989,660	4,183,724	6,989,660	4,183,724

Fair value hierarchy

The table below analysis financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	1,029,533	—	1,029,533
Other financial assets	—	265,915	—	265,915
Total assets	—	1,295,448	—	1,295,448
Liabilities carried at fair value
Warrants	383,699	—	94	383,793
Liability for business acquisition	—	—	1,190,009	1,190,009
Liabilities carried at amortized cost
Borrowings	—	1,179,560	—	1,179,560
Total Liabilities	383,699	1,179,560	1,190,103	2,753,363

	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets for which fair value is disclosed
Term deposits	—	755,324	—	755,324
Other financial assets	—	307,700	—	307,700
Total assets	—	1,063,024	—	1,063,024
Liabilities carried at fair value
Warrants	418,264	—	2	418,266
Liability for business acquisition	—	—	800,000	800,000
Liabilities carried at amortized cost
Borrowings	—	986,529	—	986,529
Total Liabilities	418,264	986,529	800,002	2,204,795

There were no transfers between Level 1,  Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring fair values at March 31, 2019 and March 31, 2020 as well as the significant unobservable inputs used.

Inter-relationship between
		Significant	significant unobservable
		unobservable	inputs and fair value
Type	Valuation technique	inputs	measurement
A. Financial Instruments measured at fair value:

Warrants

Black - Scholes model: The valuation model considers the share price on measurement date, expected term of the instrument, risk free rate (based on government bonds), expected volatility and expected dividend rate.

		Expected term: 1.66 years (PY: 2.16 years) Risk free rate: 0.22% (PY 2.24%)	The estimated fair value would increase (decrease) if : · the expected term were higher (lower) · the risk free rate were higher (lower)

Quoted Warrants	Fair market value	—	—

Liability for business acquisition (refer to Note 43)	Actual as per the terms of share purchase agreement	Adjusted earning of acquired entity	—

B. Financial Instruments for which fair value is disclosed:

Borrowings	Discounted cash flows	Prevailing interest rate in market, future payouts.	—

Term deposits	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Other financial assets	Discounted cash flows	Prevailing interest rate to discount future cash flows	—

Below is reconciliation of fair value measurements categorized within level 1 & level 3 of the fair value hierarchy

				Effects of			Effects of
				movements			movements
		Advance	Charge to	in foreign		Charge to	in foreign
	April 1,	Paid towards	profit	exchange	March 31,	profit	exchange	March 31,
	2018	Final Payment	or loss	rates	2019	or loss	rates	2020
Macquarie Corporate Holdings Pty Limited - Ordinary Warrants	84	—	5	5	94	(92)		2
Quoted Warrants	1,914,520	—	(1,667,198)	136,377	383,699	—	34,565	418,264
Liability for business acquisition (refer to Note 43)	904,727	(200,000)	485,282	—	1,190,009	(390,009)		800,000
Total	2,819,331	(200,000)	(1,181,911)	136,382	1,573,802	(390,101)	34,565	1,218,266